Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ (2,556,577)	$ (2,290,927)	$ (10,121,829)	$ (12,095,765)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Amortization of debt discounts	671,228	432,934	997,379	1,113,589
Depreciation and amortization	184,214	188,338	794,838	844,457
Amortization of operating lease right-of-use assets	26,661	25,474	103,630	99,244
Stock-based compensation related to stock options	10,797	136,100	801,014	1,251,456
Stock-based compensation related to employee stock issuance			40,000
Stock-based compensation related to third-party vendors				290,560
Gain on change in fair value of derivative liabilities				(3,140,404)
Liquidated damages related to escrow shares				1,222,000
Gain on extinguishment of derivatives				(1,692,232)
Loss on disposal of subsidiary				1,434,392
Gain on sale of asset				(204,081)
Write-offs of fixed assets				221,510
Gain on change in fair value of warrant liabilities	(7,320)	(241,993)	(266,393)	(67,465)
Goodwill impairment charge			1,207,234	2,243,820
Intangible asset impairment charge				438,374
Issuance of common stock pursuant to equity line of credit	260,571
Warrant expense		214,737	228,997	484,818
Penalty fee		100,000	100,000
Loss on settlement of debt			180,622
Gain on extinguishment of warrant liabilities			(921,422)
Changes in operating assets and liabilities:
Accounts receivable	(144,578)	(3,812,763)	(1,679,949)	278,807
Prepaid expenses and other current assets	(20,972)	(195,222)	(120,005)	766,828
Accounts payable and accrued liabilities	409,174	1,120,333	(413,367)	997,464
Contract liabilities	(19,936)	303,434	575,660	314,735
Warrant liabilities
Operating lease liabilities	(26,639)	(24,088)	(100,357)	(113,791)
Net cash used in operating activities of continuing operations	(1,213,377)	(4,043,643)	(8,593,948)	(5,311,684)
Net cash provided by operating activities of discontinued operations		2,476,921	2,468,457	(2,619,989)
Net cash used in operating activities	(1,213,377)	(1,566,722)	(6,125,491)	(7,931,673)
Cash flows from investing activities:
Cash received from sale of technology services business unit			9,780,307
Cash received in connection with disposal of JTM				50,000
Cash received in connection with sale of AWS PR assets				160,000
Purchase of fixed assets		(13,721)	(13,986)	(20,000)
Net cash provided by investing activities		(13,721)	9,766,321	190,000
Cash flows from financing activities:
Proceeds from loans payable to related parties	242,000			220,000
Repayments of loans payable to related parties	(240,000)		(111,314)
Proceeds from loans payable	544,900		3,361,136	6,782,350
Repayments of loans payable	(300,451)	(285,211)	(4,218,030)	(5,776,195)
Proceeds from convertible debentures	910,000	431,150	596,150	1,635,700
Repayments of convertible debentures		(19,528)	(2,019,649)
Proceeds from factor financing		5,035,007	6,768,670	12,885,071
Repayments of factor financing		(3,650,713)	(8,130,326)	(11,523,415)
Securities Purchase Agreement proceeds				3,500,000
Net cash (used in) provided by financing activities of continuing operations	1,156,449	1,510,705	(3,753,363)	7,723,511
Net cash used in financing activities of discontinued operations				(297,508)
Net cash (used in) provided by financing activities	1,156,449	1,510,705	(3,753,363)	7,426,003
Net decrease in cash	(56,928)	(69,738)	(112,533)	(315,670)
Cash, beginning of period	220,824	333,357	333,357	649,027
Cash, end of period	163,896	263,619	220,824	333,357
Supplemental disclosures of cash flow information:
Cash paid for interest	117,689	132,219	1,241,657	1,777,530
Cash paid for income taxes
Non-cash investing and financing activities:
Common stock issued for conversion of Series D preferred stock				2,945,039
Common stock issued for conversion of Series E preferred stock				235,224
Original issue discounts on loans payable and convertible debentures	742,052	58,520	58,250	874,117
Common stock issued for conversion of Series A preferred stock				722,098
Right-of-use asset obtained in exchange for lease liability				319,832
Issuance of Series E preferred stock in connection with debt	427,531
Issuance of common stock and warrants upon issuance of debt		$ 56,286	90,798	674,378
Issuance of common stock to employee			$ 40,000